Derivative Instruments And Hedging Activities (Net Investment Hedges) (Details)	3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 Foreign Exchange Contracts [Member] USD ($)	Sep. 30, 2011 Foreign Exchange Contracts [Member] JPY (¥)	Sep. 30, 2010 Foreign Exchange Contracts [Member] JPY (¥)	Sep. 30, 2011 Foreign Exchange Contracts [Member] USD ($)	Sep. 30, 2011 Foreign Exchange Contracts [Member] JPY (¥)	Sep. 30, 2010 Foreign Exchange Contracts [Member] JPY (¥)	Sep. 30, 2011 Long-Term [Member] USD ($)	Sep. 30, 2011 Long-Term [Member] JPY (¥)	Sep. 30, 2010 Long-Term [Member] JPY (¥)	Sep. 30, 2011 Long-Term [Member] USD ($)	Sep. 30, 2011 Long-Term [Member] JPY (¥)	Sep. 30, 2010 Long-Term [Member] JPY (¥)
Other comprehensive income (loss)	$ 190,000,000	¥ 15,000,000,000	¥ 8,000,000,000	$ 270,000,000	¥ 21,000,000,000	¥ 18,000,000,000	$ 100,000,000	¥ 8,000,000,000	¥ 0	$ 130,000,000	¥ 10,000,000,000	¥ 2,000,000,000	$ 90,000,000	¥ 7,000,000,000	¥ 8,000,000,000	$ 140,000,000	¥ 11,000,000,000	¥ 16,000,000,000
Gains (losses) on net investment hedges	$ 0			$ 0